Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals) - Subsequent Event - USD ($) $ in Thousands, shares in Millions	Mar. 14, 2016	Mar. 10, 2016
License agreement
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Payment received under license agreement	$ 250
Upfront license fees, maximum amount	$ 40,000
Microlin Bio, Inc. ("Microlin")
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Issuance of common shares by Microlin as consideration for sale of assets		6.7
Ownership percentage of issued and outstanding shares		25.00%
Cash payment receivable for sale of assets		$ 750
Minimum financing threshold amount		5,000
Microlin Bio, Inc. ("Microlin") | Asset purchase agreement
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Bridge loan		$ 300